Investment	6 Months Ended
Jun. 30, 2025
Investment [Abstract]
Investment

6. Investment

	Equity investments accounted for using the equity method(i)	Equity investments without readily determinable fair values (ii)	Total
Balance as of December 31, 2024	$21,910,042	$479,498	$22,389,540
Additions	-	-	-
Gain from equity method investments	61,244	-	61,244
Foreign exchange translation	415,803	9,083	424,886
Balance as of June 30, 2025	$22,387,089	$488,581	$22,875,670

(i)	Equity investments accounted for using equity method

On December 1, 2022, Huadong invested RMB 40 million into Jiangsu Zhongxiangxin International Science and Technology Innovation Park Co., Ltd. (“Zhongxiangxin”), and obtained a 25% ownership interest of Zhongxiangxin. Zhongxiangxin manufactures and sells medical materials in the PRC. The Company accounted for the investment using the equity method, because the Company has significant influence but does not own a majority equity interest in or otherwise exercise control over the equity investee. For the six months ended June 30, 2025 and 2024, the income from equity method investment from Zhongxiangxin was $22,447 and $3,747, respectively.

On February 26, 2024, the Company transferred its 45% equity interest in Hainan Guoxie Technology Group Co. Ltd. (“Hainan Guoxie”) from Kangfu to Huadong, and the remaining 10% equity interest was sold to a third party, Yangzhou Boxin Medical Equipment Co., Ltd. (“Boxin”) in exchange for $637,940 (RMB4.4 million) in consideration. After the transaction, the Company no longer controls Hainan Guoxie. The Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest in or otherwise exercise control over the equity investee. For the six months ended June 30, 2025 and 2024, the income from equity method investment from Hainan Guoxie was $9,481 and $3,187, respectively.

On November 5, 2024, Huadong invested $13.7 million (RMB 100 million) into Jiangsu Guomai Medical Equipment Co., Ltd (“Jiangsu Guomai”) and obtained 40% ownership interest of Jiangsu Guomai. Jiangsu Guomai manufactures and sells medical materials in the PRC. The Company accounted for the investments using the equity method, because the Company has significant influence but does not own a majority equity interest or otherwise control over the equity investee. For the six months ended June 30, 2025 and 2024, the income from equity method investment from Jiangsu Guomai was $29,316 and $nil, respectively.

(ii)	Equity investments without readily determinable fair value

On March 3, 2011, Yada invested RMB 6 million into Yangzhou Juyuan Guarantee Co., Ltd. (“Juyuan”) and obtained 12% equity interest of Juyuan. Juyuan mainly provides financing guarantee services and relevant consulting services to customers. Juyuan has only one executive director and one supervisor. Neither the executive director nor supervisor is related to Yada. Therefore, Yada has neither control nor significant influence over Juyuan. For the Company’s passive and without significant influence or control equity investment in a private company which does not have readily determinable fair values, the Company has elected the measurement alternative defined as cost, less impairment, plus or minus adjustments resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer. On January 5, 2023, majority shareholder of Juyuan purchased 5% equity interest of Juyuan from Yada for a consideration of RMB 2.5 million ($353,062). The carrying value of the investment amounted to $488,581 as of June 30, 2025.

For the six months ended June 30, 2025 and 2024, no impairment indicators were identified and no loss related to revaluation of its investment in the private company was recorded.